SCHEDULE OF INCENTIVE PAYABLES TO MEMBERS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Incentive Payables To Members
Incentive payables to members	$ 17,590	¥ 124,889	¥ 207,331